Employee Benefits - Schedule Of Changes In Long Term Employee Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	€ 18,464	€ 19,085
Business combination		962
Current service costs	1,154	1,439
Interest expenses	189	123
Actuarial gains/losses in other comprehensive loss	(2,184)	480
Actuarial gains in profit or loss	(152)	(184)
Benefits paid	(2,007)	(3,367)
Contributions	(347)	(100)
Exchange differences	11	26
Ending balance	15,128	18,464
Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	16,016
Ending balance	12,543	16,016
Other Long Term Employee Benefits Defined Benefits Plan
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	2,448	2,038
Current service costs	546	747
Interest expenses	19	10
Actuarial gains/losses in other comprehensive loss	(69)
Actuarial gains in profit or loss	(152)	(184)
Benefits paid	(137)	(169)
Contributions	(70)
Exchange differences		6
Ending balance	2,585	2,448
ITALY | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	2,997	2,492
Business combination		962
Current service costs	61	83
Interest expenses	33	6
Actuarial gains/losses in other comprehensive loss	(425)	360
Benefits paid	(305)	(909)
Exchange differences		3
Ending balance	2,361	2,997
AUSTRIA
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	13,019
Ending balance	10,182	13,019
AUSTRIA | Defined benefit plans
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Beginning balance	13,019	14,555
Current service costs	547	609
Interest expenses	137	107
Actuarial gains/losses in other comprehensive loss	(1,690)	120
Benefits paid	(1,565)	(2,289)
Contributions	(277)	(100)
Exchange differences	11	17
Ending balance	€ 10,182	€ 13,019